Segment reporting - Geographic segments (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Geographic segments
Revenue	$ 38,199	$ 37,518	$ 37,659
Revenues (as a percent)	100.00%	100.00%	100.00%
Non-current assets	$ 13,092	$ 13,139	$ 13,458
Non-current assets (as a percent)	100.00%	100.00%	100.00%
Australia
Geographic segments
Revenue	$ 32,696	$ 32,328	$ 32,868
Revenues (as a percent)	85.60%	86.20%	87.30%
Non-current assets	$ 12,271	$ 12,326	$ 12,607
Non-current assets (as a percent)	93.70%	93.80%	93.70%
New Zealand
Geographic segments
Revenue	$ 4,406	$ 4,360	$ 4,158
Revenues (as a percent)	11.50%	11.60%	11.00%
Non-current assets	$ 756	$ 745	$ 774
Non-current assets (as a percent)	5.80%	5.70%	5.80%
Other
Geographic segments
Revenue	$ 1,097	$ 830	$ 633
Revenues (as a percent)	2.90%	2.20%	1.70%
Non-current assets	$ 65	$ 68	$ 77
Non-current assets (as a percent)	0.50%	0.50%	0.50%